Stock-Based Compensation - Schedule of Percentage Of Overall Performance Grant Subject To Vesting (Detail)	9 Months Ended
Sep. 30, 2017
Performance Stock Options [Member}
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	100.00%
Performance Stock Options [Member} | 2013 Equity Incentive Plan [Member] | Minimum Revenue In Fiscal Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	20.00%
Performance Stock Options [Member} | 2013 Equity Incentive Plan [Member] | Cost Of Revenue Reductions And Improvements In Fiscal Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	15.00%
Performance Stock Options [Member} | 2013 Equity Incentive Plan [Member] | Increase Cash Generated From Operations In Fiscal Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	15.00%
Performance Stock Options [Member} | 2013 Equity Incentive Plan [Member] | Minimum Cash On Hand In Fiscal Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	15.00%
Performance Stock Options [Member} | 2013 Equity Incentive Plan [Member] | Minimum Customer Agreements Product Licensing And Product Launch In Fiscal Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	20.00%
Performance Stock Options [Member} | 2013 Equity Incentive Plan [Member] | Implementation Of New Products And Utility Trials In Fiscal Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	15.00%
Performance RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	100.00%
Performance RSUs [Member] | 2013 Equity Incentive Plan [Member] | Minimum Revenue In Fiscal Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	20.00%
Performance RSUs [Member] | 2013 Equity Incentive Plan [Member] | Cost Of Revenue Reductions And Improvements In Fiscal Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	15.00%
Performance RSUs [Member] | 2013 Equity Incentive Plan [Member] | Increase Cash Generated From Operations In Fiscal Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	15.00%
Performance RSUs [Member] | 2013 Equity Incentive Plan [Member] | Minimum Cash On Hand In Fiscal Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	15.00%
Performance RSUs [Member] | 2013 Equity Incentive Plan [Member] | Minimum Customer Agreements Product Licensing And Product Launch In Fiscal Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	20.00%
Performance RSUs [Member] | 2013 Equity Incentive Plan [Member] | Implementation Of New Products And Utility Trials In Fiscal Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	15.00%